UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Annual Report to Shareholders for the period ended December 31, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Annual Report

December 31, 2005

Timothy Plan Family of Funds:

Small-Cap Variable Series

LETTER FROM THE PRESIDENT

December 31, 2005

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

Looking at it one way, it seems like only yesterday that I was writing this letter for the year ending December 31, 2004; nevertheless, here we are one year later and it’s time for a 2005 year-end report. On the other hand, a lot has happened over the past twelve months. I am pleased to report that, following a shaky start over the first four months of the year, the market (and our funds) settled down, and turned in positive performance.

Our sub-adviser, Awad Asset Management, experienced a tough and frustrating performance year versus their Russell 2000 index as, according to Jim Awad, the indexes’ lower quality companies seemed to have had the best performance in 2005. When this happens, Awad performance will lag but, as Mr. Awad is known to say, the pendulum tends to swing both ways.

Although the mission of the Timothy Plan is about a lot more than current performance, we take our responsibility in this area very seriously. We believe good performance is dependent on good money management and, although performance tends to vary from year to year, we believe the sub-advisory firm managing this fund remains among the best in the industry.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught all across our nation. We have trained over 500 Christian financial professionals and the majority of them are teaching this life-changing series in the churches in their communities. We now have the entire series available on DVD which makes it suitable for adult Sunday School or group Bible study time-slots. If you would like more information on this, please call us at 1-800-846-7526 or look on our web site, www.timothyplan.com.

Once again, thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Chairman and President	Indefinite; Trustee and President since 1994	12
1304 W Fairbanks Avenue Winter Park, FL

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright**	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
1410 Hyde Park Drive Winter Park, FL

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	12
210 East Palmetto Avenue Longwood, FL 32750

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Richard W. Copeland	Trustee	Trustee from 2005, new as of 2/25/2005	12
631 Palm Springs Drive Altamonte Springs, FL 32701

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Trustee from 2005, new as of 2/25/2005	12
903 S. Stewart Street Fremont, MI 48412

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez	Trustee	Trustee from 2005, new as of 2/25/2005	12
4398 New Broad Street Orlando, FL 32814

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Trustee from 2005, new as of 2/25/2005	12
2925 Professional Place Colorado Springs, CO 80904

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson	Trustee	Indefinite; Trustee since 2000	12
1145 Cross Creek Circle Altamonte Springs, FL

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington	Trustee	Indefinite; Trustee since 1994	12
442 Raymond Avenue Longwood, FL

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; New as of 1/1/04	12
P O Box 50434 Indianapolis, IN 46250

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee	Indefinite; New as of 1/1/04	12
11210 West Road Roswell, Ga 30075

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver	Trustee	Trustee from 2005, new as of 2/25/2005	12
4000 E. Maplewood Drive Excelsior Springs, MO 64024

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [5]

SMALL CAP VARIABLE SERIES

LETTER FROM THE MANAGER

December 31, 2005

JAMES D. AWAD

Timothy Plan Small Cap Variable Series returned (0.66)% for 2005 versus 4.55% for the Russell 2000 Index.

This past year was a frustrating one for most investors, as few investment strategies produced notable returns. It was a modest year in financial terms.

Yet, the economic progress made during the year was significant: The economy grew at a healthy rate; job growth was sound; profit growth exceeded expectations; inflation remained low; energy price pressures were well absorbed by a powerful economy – all in all, an attractive mosaic.

To the extent that the economy made progress but stock prices did not, then stocks became more attractively valued relative to their underlying economic fundamentals.

Therein lies the opportunity for 2006: Most economists expected that 2006 will see continued GNP growth, good profit growth, peaking of inflation pressures and peaking of interest rates. In spite of these good fundamentals, stocks are reasonably priced. Strong fundamentals and attractive valuation speak to opportunity.

One important change that is occurring is the beginning of the end in the hedge fund driven strategy of momentum investing as market “king”. As the investment community separates the legitimate hedge funds from the fluff, we believe the investment community will continue the journey it began in the second quarter of 2005 – moving away from low quality, momentum investments back towards traditional quality, relative value investing. This trend will be augmented by the Federal Reserve’s desire to suck speculation out of overheated housing markets and out of financial markets in general by raising interest rates and the cost of leverage.

This trend should be good for Awad Asset Management, as we do best when investors act in traditional fashion and are not chasing fads. We find that we have often produced excess absolute and risk-adjusted returns when this happens (and we have struggled during speculative markets such as the internet bubble in the 1990’s and the hedge fund bubble more recently).

In addition, small to mid capitalization stocks remain attractively priced relative to the stock market in general.

Thus, if quality does well and small cap stocks do well, then Awad should do well, as our specialty is quality small capitalization stocks.

We, therefore, look forward to doing well for Timothy Plan Small Cap Variable Series in 2006 both on an absolute and on a risk-adjusted basis.

In the long run, quality investing prevails and in our opinion it will do as again as we move forward. Value will prevail over glamour!

James D. Awad

Chairman, Awad Asset Management

Timothy Plan Letter from the Manager [6]

SMALL CAP VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2005

TIMOTHY PLAN SMALL CAP VARIABLE SERIES

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception May 22, 1998
Timothy Plan Small Cap Variable Series (a)	(0.66)%	7.55%	8.93%

Russell 2000 Index (a)	4.55%	8.22%	6.62%

(a)	For the period May 22, 1998 (commencement of investment in accordance with objective) to December 31, 2005.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the Russell 2000 Index on May 22, 1998 and held through December 31, 2005. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Investment Graph [7]

SMALL CAP VARIABLE SERIES

FUND PROFILE

December 31, 2005

FUND PROFILE (unaudited):

TOP Ten Holdings

% of Net Assets)

CommScope, Inc.	4.86%
United Auto Group, Inc.	4.38%
URS Corp.	4.00%
Lennox International, Inc.	3.75%
Interactive Data Corp.	3.72%
InfoUSA, Inc.	3.58%
Kaydon Corp.	3.29%
K-V Pharmaceutical Co.	3.27%
John Wiley & Sons, Inc.	3.20%
Charles River Laboratories Int’l, Inc.	2.91%

36.96%

Industries

% of Net Assets)

Industrial	22.34%
Consumer, Cyclical	21.68%
Financial	14.30%
Consumer, Non-cyclical	9.63%
Communications	9.50%
Energy	8.44%
Technology	6.29%
Healthcare	6.18%
Other Assets less Liabilities, Net	1.64%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [8]

SMALL CAP VARIABLE SERIES

FUND PROFILE

December 31, 2005

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,064.20	$6.24
Hypothetical (5% return before expenses)	1,000.00	1,019.20	6.11

Actual - Class B	$1,000.00	$1,030.70	$11.49
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.83	11.39

Actual - Class C	$1,000.00	$1,030.70	$11.49
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.83	11.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.42% for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Top Ten Holdings / Industries [9]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 98.40%

number of shares		market value
	AUCTION HOUSE/ART DEALER - 2.55%
5,100	Adesa, Inc.	$124,542

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 1.76%
6,300	Champion Enterprises, Inc.*	85,806

	BUILDING PRODUCTS - AIR & HEATING - 3.75%
6,500	Lennox International, Inc.	183,300

	COMMERCIAL BANKS - 0.61%
900	Capital Crossing Bank*	30,060

	COMMERCIAL SERVICES - FINANCE - 3.72%
8,000	Interactive Data Corp.*	181,680

	CONSULTING SERVICES - 1.80%
4,000	Navigant Consulting, Inc.*	87,920

	DATA PROCESSING/MANAGEMENT - 4.65%
16,000	InfoUSA, Inc.	174,880
2,000	MoneyGram International, Inc.	52,160

		227,040

	DISTRIBUTION/WHOLESALE - 4.61%
3,300	Hughes Supply, Inc.	118,305
2,700	Tech Data Corp.*	107,136

		225,441

	DIVERSIFIED MANUFACTURING OPERATIONS - 6.05%
6,300	Blount International, Inc.*	100,359
4,500	Federal Signal Corp.	67,545
15,200	Jacuzzi Brands, Inc.	127,680

		295,584

	E-COMMERCE/PRODUCTS - 1.45%
11,000	1-800-Flowers.Com, Inc.*	70,620

	ELECTRIC - INTEGRATED - 0.00%
1	Allete, Inc.	44

	ELECTRONICS COMPONENTS - MISC - 2.07%
3,000	Benchmark Electronics, Inc.*	100,890

	ELECTRONICS - 1.36%
4,500	DTS, Inc.*	66,600

	ENGINEERING/R&D SERVICES - 4.00%
5,200	URS Corp.*	195,572

	FINANCIAL GUARANTEE INSURANCE - 2.52%
3,000	PMI Group, Inc.	123,210

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.94%
2,800	Intermec, Inc.*	94,640

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [10]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 98.40%

number of shares		market value
	INVESTMENT COMPANIES - 2.30%
7,700	MCG Capital Corp.	$112,343

	MEDICAL - BIOMEDICAL/GENETICS - 3.72%
600	Bio-Rad Laboratories, Inc.*	39,264
3,360	Charles River Laboratories International, Inc.*	142,363

		181,627

	MEDICAL - DRUGS - 3.27%
7,750	K-V Pharmaceutical Co.*	159,650

	METAL PROCESSORS & FABRICATION - 3.29%
5,000	Kaydon Corp.	160,700

	MOTION PICTURES & SERVICES - 0.16%
1,000	Lions Gate International, Inc.*	7,680

	OIL COMPANY - EXPLORATION & PRODUCTION - 8.44%
4,000	Comstock Resources, Inc.*	122,040
2,000	Edge Petroleum Corp.*	49,820
4,500	Energy Partners Ltd.*	98,055
2,500	Petroquest Energy, Inc.*	20,700
2,700	Swift Energy Corp.*	121,689

		412,304

	PUBLISHING - BOOKS - 3.20%
4,000	John Wiley & Sons, Inc.	156,160

	REITS - DIVERSIFIED - 3.40%
3,000	Crescent Real Estate Equities Trust	59,460
6,900	Kite Realty Group Trust	106,743

		166,203

	REITS - HOTELS - 2.26%
10,000	Highland Hospitality Corp.	110,500

	REITS - MORTGAGE - 0.40%
3,000	Aames Investment Corp.	19,380

	RESORTS/THEME PARKS - 1.37%
4,700	Sunterra Corp.*	66,834

	RETAIL - APPAREL/SHOE - 2.41%
3,950	Stage Stores, Inc.	117,631

	RETAIL - AUTOMOBILE - 4.38%
5,600	United Auto Group, Inc.	213,920

	RETAIL - PAWN SHOPS - 1.19%
2,500	Cash America International, Inc.	57,975

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [11]

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2005

COMMON STOCKS - 98.40%

number of shares		market value
	RETAIL - RESTAURANTS - 2.59%
1,000	Brinker Inernational, Inc.	38,660
2,500	CBRL Group, Inc.	87,875

		126,535

	RETAIL - SPORTING GOODS - 1.86%
9,000	K2, Inc.	90,990

	SAVINGS & LOAN/THRIFTS - 2.80%
8,000	Commercial Capital Bancorp, Inc.	136,960

	SEMICONDUCTOR EQUIPMENT - 1.65%
8,000	Mattson Technology, Inc.*	80,480

	TELECOMMUNICATIONS EQUIPMENT - 4.86%
11,800	CommScope, Inc.*	237,534

	VITAMINS & NUTRITION PRODUCTS - 0.76%
2,300	NBTY, Inc.*	37,375

	WIRE & CABLE PRODUCTS - 1.25%
2,500	Belden CDT, Inc.	61,075

	Total Common Stocks (cost $3,932,469)	4,806,805

SHORT-TERM INVESTMENTS - 1.63%

number of shares		market value
79,869	Fidelity Money Market Portfolio, 4.12% (A)	79,869

	Total Short-Term Investments (cost $79,869)	79,869

	TOTAL INVESTMENTS - 100.03% (cost $4,012,338)	4,886,674

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (0.03)%	(1,380)

	NET ASSETS - 100.00%	$4,885,294

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [12]

SMALL CAP VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Market Value (cost $4,012,338) [NOTE 1]	$4,886,674
Receivables:
Interest	389
Dividends	4,728
Prepaid Expenses	32

Total Assets	$4,891,823

LIABILITIES

amount
Accrued Advisory Fees	$2,038
Payable for Fund Shares Redeemed	73
Accrued Expenses	4,418

Total Liabilities	$6,529

NET ASSETS

amount
Net Assets	$4,885,294

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$3,961,955
Accumulated Undistributed Net Investment Income	3,046
Accumulated Undistributed Net Realized Gain on Investments	45,957
Net Unrealized Appreciation in Value of Investments	874,336

Net Assets	$4,885,294

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	316,442

Net Asset Value, Offering and Redemption Price Per Share ($4,885,294 / 316,442 Shares)	$15.44

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [13]

SMALL CAP VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$7,775
Dividends	54,685

Total Investment Income	62,460

EXPENSES

amount
Investment Advisory Fees [Note 3]	49,512
Fund Accounting, Transfer Agency, & Administration Fees	11,952
Custodian Fees	3,455
Audit Fees	1,758
Participation Fees	9,902
Printing Expense	2,096
Legal Expense	1,542
Insurance Expense	367
Trustee Fees	126
Miscellaneous Expense	3,030

Total Expenses	83,740
Expenses Waived by Adviser [Note 3]	(24,326)

Total Net Expenses	59,414

Net Investment Income	3,046

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	45,957
Net Change in Unrealized Appreciation of Investments	(110,975)

Net Realized and Unrealized Loss on Investments	(65,018)

Decrease in Net Assets Resulting from Operations	$(61,972)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [14]

SMALL CAP VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Income (Loss)	$3,046	$(4,700)
Net Realized Gain on Investments	45,957	793,735
Net Change in Unrealized Appreciation of Investments	(110,975)	(210,033)

Net Increase/(Decrease) in Net Assets (resulting from operations)	(61,972)	579,002

Distributions to Shareholders:
Net Investment Income	—	—
Net Realized Gains	(373,708)	—

Total Distributions to Shareholders	(373,708)	—

Capital Share Transactions:
Proceeds from Shares Sold	159,685	227,902
Dividends Reinvested	373,708	—
Cost of Shares Redeemed	(775,839)	(543,700)

Decrease in Net Assets (resulting from capital share transactions)	(242,446)	(315,798)

Total Increase (Decrease) in Net Assets	(678,126)	263,204
Net Assets:
Beginning of Year	5,563,420	5,300,216

End of Year	$4,885,294	$5,563,420

Accumulated Undistributed Net Investment Income:	$3,046	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	10,008	14,509
Shares Reinvested	24,204	—
Shares Redeemed	(48,431)	(34,941)

Net Decrease in Number of Shares Outstanding	(14,219)	(20,432)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [15]

SMALL CAP VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$16.83	$15.10	$10.70	$13.05	$12.29

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.01	(0.01)	(0.03)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)	1.74	4.43	(2.26)	1.42

Total from Investment Operations	(0.11)	1.73	4.40	(2.27)	1.40

Less Distributions:
Distributions from Net Investment Income	—	—	—	—	—
Distributions from Realized Gains	(1.28)	—	—	—	(0.64)
Return of Capital	—	—	—	(0.08)	—

Total Distributions	(1.28)	—	—	(0.08)	(0.64)

Net Asset Value at End of Year	$15.44	$16.83	$15.10	$10.70	$13.05

Total Return (B)	(0.66)%	11.46%	41.12%	(17.38)%	11.48%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$4,885	$5,563	$5,300	$4,839	$5,114

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Adviser	1.69%	1.63%	1.56%	1.82%	2.00%
After Reimbursement and Waiver of Expenses by Adviser	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Adviser	(0.43)%	(0.52)%	(0.55)%	(0.73)%	(0.94)%
After Reimbursement and Waiver of Expenses by Adviser	0.06%	(0.09)%	(0.19)%	(0.11)%	(0.14)%

Portfolio Turnover	59.82%	63.35%	51.95%	69.14%	67.40%

(A)	Per share amounts calculated using average shares.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [16]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

SMALL CAP VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of a series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Unlisted securities, or listed securities in which there were no sales, are valued at the closing bid. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund generally invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would hold securities that would need to be fair value priced.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

C. Net Asset Value Per Share.

Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

Timothy Plan Notes to Financial Statements [17]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

SMALL CAP VARIABLE SERIES

D. Federal Income Taxes.

It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $2,752,157 and $2,762,312 respectively, for the year ended December 31, 2005.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Fund pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 25, 2005. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through the life of the Fund. As a result, TPL has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $24,326 for the year ended December 31, 2005. There is no guarantee that the Adviser will waive fees and/or reimburse expenses in the future. Any waiver or reimbursement by TPL is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation. An officer and trustee of the Fund is also an officer of the Adviser.

TPL earned advisory fees of $49,512 for the year ended December 31, 2005. The Fund owed $2,038 to TPL at December 31, 2005.

At December 31, 2005, the cumulative amounts available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Fund are as follows:

Small-Cap Variable Series	$64,656

At December 31, 2005, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
	2006	2007	2008
Small-Cap Variable Series	$17,225	$23,105	$24,326

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2005, Annuity Investors Life Insurance Co. held for the benefit of others in aggregate, 100% of Small Cap Variable Series.

Timothy Plan Notes to Financial Statements [18]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

SMALL CAP VARIABLE SERIES

Note 5 – Unrealized Appreciation (Depreciation)

At December 31, 2005, the cost of investments in securities for federal income tax purposes is $4,012,338. At December 31, 2005, the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	app	dep	net app. /dep.
Small-Cap Variable Series	$1,000,896	$(126,560)	$874,336

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2004 and 2005 were as follows:

Small Cap Variable Series
2005
Ordinary Income	$—
Long-term Capital Gains	373,708

$373,708

2004
Ordinary Income	$—
Long-term Capital Gains	—

$—

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,046
Undistributed Long-term Capital Gains	45,957
Unrealized Appreciation	874,336

$923,339

Note 7 – Change in Independent Registered Public Accountant

On December 13, 2005, Tait, Weller, & Baker ceased being the Fund’s independent auditor as a result of the Board’s decision to change its accounting firm.

The reports of Tait, Weller, & Baker on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Tait, Weller, & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller, & Baker would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen McCurdy, Ltd. (“Cohen”) as its new independent auditor as of December 13, 2005. Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Timothy Plan Notes to Financial Statements [19]

DISCLOSURES

December 31, 2005

SMALL CAP VARIABLE SERIES

Board Approval of Advisory Agreement (Unaudited)

The latest continuance of the Advisory Agreement with Timothy Partners, Ltd. (“TPL”) was approved by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2005. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for the Fund at 1.20% through the life of the Fund.

To further assist the Board in making its determination as to whether the Advisory Agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Fund, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2004. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Fund by the Adviser, the unique nature of the Fund and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Fund. The Board also discussed the nature, extent and quality of the Adviser’s services to the Fund. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Fund, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Fund to realize economies of scale as they grow. The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Fund grows, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Fund’s operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Fund were balanced with the interests of the Fund then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of the Fund’s performance, noting that the Fund invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of the Fund did not succumb to “style drift” in their management of the Fund’s assets, and that the Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Fund, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Fund. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Fund’s investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed.

After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [20]

DISCLOSURES

December 31, 2005

SMALL CAP VARIABLE SERIES

Awad Asset Management (“Awad”); Sub-Adviser for the Small Cap Variable Series

The Awad Sub-Advisory Agreement was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. The Board considered the following factors in arriving at its conclusions to renew the Awad Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Awad in light of the services provided by Awad. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Awad and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Awad. In reaching that determination, the Board relied on reports describing the fees paid to Awad and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Awad’s services to the Fund, including the investment performance of the Fund under Awad’s investment management. The Board generally approved of Awad’s performance, noting that the Fund managed by Awad invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Awad did not succumb to “style drift” in its management of each Fund’s assets, and that Awad was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Awad’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Awad’s current fee structure would allow the Fund to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Awad Sub-Advisory Agreement because Awad was paid out of the fees paid to TPL.

After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Awad Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Awad Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Awad Sub-Advisory Agreement renewal.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov n addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [21]

DISCLOSURES

December 31, 2005

SMALL CAP VARIABLE SERIES

Tax Information (Unaudited)

We are required to advise you within 60 days of Fund’s fiscal year end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fiscal year ended December 31, 2005.

During the fiscal year ended December 31, 2005, the Fund paid distributions derived from long-term capital gains, and hereby designate as capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(c) the following amounts:

Small Cap Variable Series
Long-term Capital Gains	$373,708
Per Share	$1.278757

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting. Shareholders should consult their own tax Advisers.

Timothy Plan Notes to Financial Statements [22]

To The Shareholders and

Board of Trustees of

The Timothy Plan

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Timothy Plan Small-Cap Variable Series (the “Fund”), one of the portfolios constituting The Timothy Plan, as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for the periods indicated prior to December 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the Fund’s custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Timothy Plan Small-Cap Variable Series of The Timothy Plan as of December 31, 2005, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 21, 2006

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $83,500. and $79,500, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $22,000. and $24,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 3/7/2006

*	Print the name and title of each signing officer under his or her signature.